Note 17 - Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]
Note 17.                 Quarterly Results of Operations (Unaudited)

	Year Ended December 31, 2012
	March 2012	June 2012	September 2012	December 2012

Total interest income	$19,373,804	$19,534,528	$19,487,525	$18,980,016
Total interest expense	5,170,351	5,019,035	4,858,007	4,679,220
Net interest income	14,203,453	14,515,493	14,629,518	14,300,796
Provision for loan/lease losses	780,446	1,048,469	1,496,194	1,045,658
Noninterest income	3,956,878	4,067,509	4,117,182	4,479,726
Noninterest expense	12,738,080	13,109,083	13,031,517	13,380,267
Income before taxes	4,641,805	4,425,450	4,218,989	4,354,597
Federal and state income tax expense	1,238,956	1,152,071	1,034,479	1,109,095
Net income	$3,402,849	$3,273,379	$3,184,510	$3,245,502
Less net income (loss) attributable to noncontrolling interests	166,031	201,223	127,177	(5,958)
Net income attributable to QCR Holdings, Inc.	$3,236,818	$3,072,156	$3,057,333	$3,251,460

Earnings per common share:
Basic	$0.48	$0.44	$0.45	$0.50
Diluted	$0.48	$0.44	$0.44	$0.49

	Year Ended December 31, 2011
	March 2011	June 2011	September 2011	December 2011

Total interest income	$18,651,232	$19,862,076	$19,569,430	$19,640,510
Total interest expense	6,442,430	5,911,021	5,740,726	5,484,215
Net interest income	12,208,802	13,951,055	13,828,704	14,156,295
Provision for loan/lease losses	1,067,664	1,672,221	2,456,965	1,419,164
Noninterest income	5,057,124	4,173,381	4,335,307	3,896,066
Noninterest expense	13,012,271	12,555,547	12,773,149	12,651,685
Income before taxes	3,185,991	3,896,668	2,933,897	3,981,512
Federal and state income tax expense	954,507	1,123,454	667,296	1,122,942
Net income	$2,231,484	$2,773,214	$2,266,601	$2,858,570
Less net income attributable to noncontrolling interests	106,524	98,245	103,446	130,006
Net income attributable to QCR Holdings, Inc.	$2,124,960	$2,674,969	$2,163,155	$2,728,564

Earnings per common share:
Basic	$0.23	$0.35	$(0.01)	$0.36
Diluted	$0.23	$0.34	$(0.01)	$0.35